Provisions - Summary of Other Provisions (Parenthetical) (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of other provisions [line items]
Other provisions	₩ 1,264,390	$ 875,283	₩ 927,632
Livelihood Finance Support Program [Member]
Disclosure of other provisions [line items]
Other provisions	6,577		17,064
Voluntary Compensation For The Performance [Member]
Disclosure of other provisions [line items]
Other provisions	28,396		55,182
Completion Guarantee Management Type Land Trust Business Agreement [Member]
Disclosure of other provisions [line items]
Other provisions	144,246		₩ 33,776
ELS And LTV Penalties [Member]
Disclosure of other provisions [line items]
Other provisions	₩ 333,002